Immaterial Corrections of Prior Period Financial Statements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred tax assets	$ 77,270		$ 48,550
Deferred tax liabilities	7,371	$ 11,000	6,863
Valuation allowance increased	74,972		$ 46,732	$ 30,275		$ 15,468
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred tax assets	300
Deferred tax liabilities	5,000
Valuation allowance increased	$ 300
Tree Technologies
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Percentage of ownership interest acquired	51.00%		51.00%	51.00%	51.00%